CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	₱ 13,509	₱ 34,154	₱ 33,021
Adjustments for:
Depreciation and amortization (Notes 9 and 10)	98,714	52,169	47,480
Interest on loans and other related items – net (Note 5)	9,112	8,900	8,736
Asset impairment (Note 5)	6,107	4,985	7,646
Foreign exchange losses (gains) – net (Notes 5 and 28)	4,685	3,890	(1,488)
Equity share in net losses of associates and joint ventures (Note 11)	3,304	1,101	2,328
Accretion on lease liabilities (Note 10)	2,064	1,170	1,125
Pension benefit costs (Notes 5 and 26)	1,749	2,213	2,218
Incentive plan (Notes 5 and 26)	1,272	1,186	1,134
Accretion on financial liabilities	375	239	146
Amortization of intangible assets (Notes 15)	228	2,822	2,496
Impairment of investments (Note 11)	50	60	60
Investment derecognized			599
Gains on disposal of property and equipment (Notes 5 and 9)	(148)	(884)	(3,369)
Interest income (Note 5)	(653)	(656)	(1,210)
Gains on dilution of shares (Notes 5 and 11)	(660)	(826)	(394)
Loss (gains) on derivative financial instruments - net (Note 28)	(2,322)	(1,400)	378
Income from prescription of preferred shares redemption liability (Note 20)	(7,839)
Gain on sale and leaseback of telecom towers (Notes 5 and 9)	(24,563)
Others	(3,613)	(2,254)	(3,072)
Operating income before changes in assets and liabilities	101,371	106,869	97,834
Decrease (increase) in:
Prepayments	12,218	(34,002)	(18,894)
Contract assets	(209)	(38)	160
Trade and other receivables	(8,366)	(3,713)	(585)
Other financial and non-financial assets	208	(120)	324
Inventories and supplies	850	57	(1,017)
Increase (decrease) in:
Customer's deposits	44	(101)	166
Pension and other employee benefits	(6,847)	(3,846)	(249)
Other noncurrent liabilities	(68)	(95)	5,220
Accounts payable	(18,306)	29,382	(2,813)
Accrued expenses and other current liabilities	(507)	(301)	7,178
Net cash flows generated from operations	80,388	94,092	87,324
Income taxes paid	(4,188)	(2,122)	(2,248)
Net cash flows from operating activities	76,200	91,970	85,076
Proceeds from:
Disposal of property and equipment (Note 9)	60,833	1,217	5,830
Maturity of short-term investments	8,700	2,518	4,375
Disposal of investments in associates and joint ventures (Note 11)	2,458	359
Disposal of investment in debt securities (Note 13)	182	993	150
Collection of financial assets at fair value through other comprehensive income		170	2,534
Disposal of financial assets at fair value through profit or loss		482	2,020
Dividends received			316
Interest received	636	714	1,106
Payments for:
Purchase of investment in debt securities (Note 13)	(173)	(404)	(1,194)
Settlements of notes receivable	(200)
Interest capitalized to property and equipment (Notes 5, 9 and 29)	(1,748)	(1,582)	(1,597)
Acquisition of investments in associates and joint ventures (Note 11)	(3,514)	(1,754)	(579)
Purchase of short-term investments	(6,368)	(3,847)	(5,147)
Purchase of property and equipment (Note 9)	(93,803)	(102,395)	(76,503)
Decrease (increase) in other financial and non-financial assets	(9)	(111)	20
Net cash flows used in investing activities	(33,006)	(103,640)	(68,669)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Availments of short-term debt (Note 21)	16,000		10,000
Return of preferred shares redemption fund (Note 20)	7,839
Availments of long-term debt (Notes 21 and 29)	5,000	51,500	61,271
Collections from derivative financial instruments (Notes 28 and 29)	87
Payments for:
Settlements of derivative financial instruments (Notes 28 and 29)		(25)	(430)
Debt issuance costs (Notes 21 and 29)	(62)	(397)	(927)
Distribution charges on perpetual notes (Note 20)	(236)	(236)	(236)
Short-term debt (Note 21)	(6,000)		(10,000)
Obligations under lease liabilities (Notes 10 and 29)	(8,331)	(6,547)	(5,781)
Interest – net of capitalized portion (Notes 5, 21 and 29)	(9,013)	(8,922)	(8,348)
Long-term debt (Notes 21 and 29)	(22,353)	(22,565)	(28,365)
Cash dividends (Notes 20 and 29)	(25,235)	(17,712)	(16,721)
Net cash flows from (used in) financing activities	(42,304)	(4,904)	463
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	414	244	(1,002)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,304	(16,330)	15,868
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 16)	23,907	40,237	24,369
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 16)	₱ 25,211	₱ 23,907	₱ 40,237